STATEMENTS OF OPERATIONS	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Other income
Interest earned on investments held in Trust Account | $	$ 10,543
Net loss | $	$ (231,291)
Class A Common Stock Subject to Redemption
Other income
Weighted average shares outstanding | shares	3,450,000
Basic and diluted net income per share | $ / shares	$ (0.04)
[custom:WeightedaverageSharesOutstandingNonRedeemable] | shares	2,589,308
Class A And B Common Stock Not Subject to Redemption [Member]
Other income
Basic and diluted net income per share | $ / shares	$ (0.04)